Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Direct Payment to Third Party Administrator Not Covered by Revenue Sharing	$ 5,824
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment at Fair Value	62,691,841	$ 49,982,331
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 841,709
EBP, Related Party and Party-in-Interest Transactions
Note 6. Related-Party Transactions and Party in Interest Transactions
The Plan held 350,160 and 326,523 shares of West Bancorporation, Inc.'s common stock as of December 31, 2025 and 2024, respectively, with a fair value of $7,770,052 and $7,069,214, respectively.

During the year ended December 31, 2025, the Plan had purchases of $1,000,509 and sales of $502,341 of West Bancorporation, Inc.'s common stock. Dividend income from West Bancorporation, Inc.'s common stock totaled $335,991.

Certain Plan investments are collective trusts and pooled separate accounts managed by Principal Life Insurance Company. Principal Life Insurance Company is the custodian as defined by the Plan, and, therefore, these transactions qualify as party-in-interest transactions. Fees incurred by the Plan for the investment management services are included in net appreciation in fair value of investments, as they are paid through revenue sharing, rather than a direct payment. As described in Note 2, the plan made a direct payment to the third-party administrator of $5,824 which was not covered by revenue sharing.

EBP 001 | West Bancorporation Inc. Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	350,160	326,523
EBP, Investment at Fair Value	$ 7,770,052	$ 7,069,214
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	1,000,509	$ 502,341
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 335,991